Trade and Other Receivables - Trade Receivables and Accrued Income Past Overdue (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ 160,605	£ 149,131
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(4,494)	(4,023)
Current | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	135,844	122,914
Current | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(248)	(854)
1 - 30 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	8,032	7,411
1 - 30 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(147)	(94)
31 - 60 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	6,532	9,520
31 - 60 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(104)	(338)
61 - 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	2,447	3,465
61 - 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(71)	(141)
Over 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	7,750	5,821
Over 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ (3,924)	£ (2,596)